Subsidiaries - Schedule of Subsidiaries, Associates and Joint Venture (Detail)	Dec. 31, 2021	Jul. 06, 2021	Dec. 31, 2020
Turktell [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turktell
Country of Incorporation	Turkey
Business	Information technology, value added GSM services and entertainment investments
Effective Ownership Interest	100.00%		100.00%
Turkcell Superonline [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Superonline
Country of Incorporation	Turkey
Business	Telecommunications, television services and content services
Effective Ownership Interest	100.00%		100.00%
Turkcell Dijital [Member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Dijital (*)
Country of Incorporation	Turkey
Business	Digitalization services and products
Effective Ownership Interest	100.00%
Turkcell Satis [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Satis
Country of Incorporation	Turkey
Business	Sales, delivery and digital sales services
Effective Ownership Interest	100.00%		100.00%
Turkcell Teknoloji [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Teknoloji
Country of Incorporation	Turkey
Business	Research and development
Effective Ownership Interest	100.00%		100.00%
Turkcell Gayrimenkul [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Gayrimenkul
Country of Incorporation	Turkey
Business	Property investments
Effective Ownership Interest	100.00%		100.00%
Turkcell Enerji [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Enerji
Country of Incorporation	Turkey
Business	Electricity energy trade and wholesale and retail electricity sales
Effective Ownership Interest	100.00%	100.00%	100.00%
Boyut Enerji
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Boyut Enerji
Country of Incorporation	Turkey
Business	Electricity energy trade and wholesale and retail electricity sales
Effective Ownership Interest	100.00%
Turkcell Finansman [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Finansman
Country of Incorporation	Turkey
Business	Consumer financing services
Effective Ownership Interest	100.00%		100.00%
Turkcell Sigorta [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Sigorta
Country of Incorporation	Turkey
Business	Insurance agency activities
Effective Ownership Interest	100.00%		100.00%
Turkcell Odeme [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Odeme
Country of Incorporation	Turkey
Business	Payment services and e-money license
Effective Ownership Interest	100.00%		100.00%
Lifecell Dijital Servisler [Member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Lifecell Dijital Servisler
Country of Incorporation	Turkey
Business	Development and providing of digital services and products
Effective Ownership Interest	100.00%		100.00%
Lifecell Bulut [Member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Lifecell Bulut
Country of Incorporation	Turkey
Business	Cloud solutions services
Effective Ownership Interest	100.00%		100.00%
Lifecell TV [Member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Lifecell TV
Country of Incorporation	Turkey
Business	Online radio, television and on-demand streaming services
Effective Ownership Interest	100.00%		100.00%
Lifecell Muzik [Member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Lifecell Muzik
Country of Incorporation	Turkey
Business	Radio, television and on-demand streaming services
Effective Ownership Interest	100.00%		100.00%
Global Tower [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Global Tower
Country of Incorporation	Turkey
Business	Telecommunications infrastructure business
Effective Ownership Interest	100.00%		100.00%
Atmosware Teknoloji [Member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Atmosware Teknoloji(**)
Country of Incorporation	Turkey
Business	Develop software products and services, training software developers
Effective Ownership Interest	100.00%
UkrTower [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	UkrTower
Country of Incorporation	Ukraine
Business	Telecommunications infrastructure business
Effective Ownership Interest	100.00%		100.00%
Beltower [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Beltower
Country of Incorporation	Republic of Belarus
Business	Telecommunications infrastructure business
Effective Ownership Interest	100.00%		100.00%
Eastasia [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Eastasia
Country of Incorporation	Netherlands
Business	Telecommunications investments
Effective Ownership Interest	100.00%		100.00%
Kibris Telekom [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Kibris Telekom
Country of Incorporation	Turkish Republic of Northern Cyprus
Business	Telecommunications
Effective Ownership Interest	100.00%		100.00%
Lifecell Digital [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Lifecell Digital
Country of Incorporation	Turkish Republic of Northern Cyprus
Business	Telecommunications
Effective Ownership Interest	100.00%		100.00%
Turkcell Global Bilgi [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Global Bilgi
Country of Incorporation	Turkey
Business	Customer relations and human resources management
Effective Ownership Interest	100.00%		100.00%
Global LLC [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Global LLC
Country of Incorporation	Ukraine
Business	Customer relations management
Effective Ownership Interest	100.00%		100.00%
Rehberlik [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Rehberlik
Country of Incorporation	Turkey
Business	Directory assistance
Effective Ownership Interest	100.00%		100.00%
Lifecell Ventures [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Lifecell Ventures
Country of Incorporation	Netherlands
Business	Telecommunications investments
Effective Ownership Interest	100.00%		100.00%
Lifecell [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	lifecell
Country of Incorporation	Ukraine
Business	Telecommunications
Effective Ownership Interest	100.00%		100.00%
Paycell LLC [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Paycell LLC
Country of Incorporation	Ukraine
Business	Mobile payments services
Effective Ownership Interest	100.00%		100.00%
Turkcell Europe [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Europe
Country of Incorporation	Germany
Business	Telecommunications
Effective Ownership Interest	100.00%		100.00%
Yaani [Member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Yaani
Country of Incorporation	Netherlands
Business	Internet search engine and browser services
Effective Ownership Interest	100.00%		100.00%
BiP B.V. [Member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	BiP B.V.
Country of Incorporation	Netherlands
Business	Providing digital services and products
Effective Ownership Interest	100.00%		100.00%
BiP A.S. [Member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	BiP A.S.
Country of Incorporation	Turkey
Business	Providing digital services and products
Effective Ownership Interest	100.00%		100.00%
Beltel [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Beltel
Country of Incorporation	Turkey
Business	Telecommunications investments
Effective Ownership Interest	100.00%		100.00%
BeST [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	BeST
Country of Incorporation	Republic of Belarus
Business	Telecommunications
Effective Ownership Interest	80.00%		80.00%
Lifetech [member]
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Lifetech
Country of Incorporation	Republic of Belarus
Business	Information technology, programming and technical support
Effective Ownership Interest	80.00%		80.00%
TOGG
Disclosure of subsidiaries [line items]
Name of Associates	TOGG
Country of Incorporation	Turkey
Business	Electric passenger car development, production and trading activities
Effective Ownership Interest	23.00%		19.00%
Sofra
Disclosure of subsidiaries [line items]
Name of Joint Venture	Sofra
Country of Incorporation	Turkey
Business	Meal coupons and cards
Effective Ownership Interest	33.00%		33.00%